Cash and Bank Balances - Schedule of Cash and Bank Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Cash and Bank Balances [Line Items]
Cash and cash equivalents as stated in the consolidated statements of cash flows	¥ 1,195,784	$ 170,995	¥ 893,100	$ 127,712	¥ 1,038,048	¥ 1,345,639
Restricted cash	5,685	812	24,633		24,537
Time deposits with original maturity of more than three months	1,268,616	181,410	343,478
Cash and bank balances as stated in the consolidated statements of financial position	2,470,085	353,217	1,261,211
Cash and bank balances at end of year	2,470,085	353,217	1,261,211		¥ 1,093,833
RMB [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	205,783	29,426	298,922
US [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	2,257,307	322,791	947,012
HK [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	3,827	547	13,812
Others [Member]
Schedule of Cash and Bank Balances [Line Items]
Cash and bank balances at end of year	¥ 3,168	$ 453	¥ 1,465